OTHER OPERATING (EXPENSE) INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income expense [Abstract]
Impairment loss on ships (Note 14)	$ (16,282)	$ (16,995)	$ 0
Impairment loss on right-of-use ships (Note 15)	0	(2,250)	0
Impairment loss on goodwill and intangibles	0	(3,179)	0
Impairment loss on disposal group held for sale	(576)	0	0
Impairment loss on office equipment, furniture and fittings and motor vehicles	(138)
Foreign exchange gain (loss)	5,205	(330)	4,261
Gain on deemed disposal of previously held joint venture interest	0	0	213
Gain on disposal of business	0	0	3,255
Other operating income (expense)	57	(805)	(1,707)
Total Other operating (expense) income	$ (11,734)	$ (23,559)	$ 6,022